United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: Quarter ended 03/31/2013

Item 1. Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount or Shares			Value
		MUTUAL FUNDS—89.9%[1]
13,135		Emerging Markets Fixed Income Core Fund	$453,053
796,349		Federated Clover Small Value Fund, Institutional Shares	18,690,317
1,053,858		Federated Equity Income Fund, Inc. Institutional Shares	22,278,566
1,065,367		Federated Inflation-Protected Securities Core Fund	12,091,920
644,437		Federated InterContinental Fund, Institutional Shares	32,428,070
646,028		Federated Intermediate Corporate Bond Fund, Institutional Shares	6,673,471
523,317		Federated Mortgage Core Portfolio	5,301,199
1,539,339		Federated Project and Trade Finance Core Fund	15,039,341
3,432,464		Federated Prudent Bear Fund, Institutional Shares	11,464,430
6,295,887		Federated Strategic Value Dividend Fund, Institutional Shares	34,060,747
286,814		Federated U.S. Gov't Securities Fund; 2-5 Years Institutional Shares	3,284,020
218,948		High Yield Bond Portfolio	1,477,896
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $161,152,412)	163,243,030
		EXCHANGE-TRADED FUND—4.8%
319,858	[2]	PowerShares DB Commodity Index Tracking Fund (IDENTIFIED COST $9,040,371)	8,735,322
		Repurchase Agreement—5.4%
9,801,000		Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792. (AT COST)	9,801,000
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $179,993,783)[3]	181,779,352
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(137,850)
		TOTAL NET ASSETS—100%	$181,641,502
1	Affiliated holdings.
2	Non-income producing security.
3	At March 31, 2013, the cost of investments for federal tax purposes was $179,994,182. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $1,785,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,855,159 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,069,989.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
1

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania, (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds[1]	$148,203,689	$15,039,341	$—	$163,243,030
Exchange-Traded Fund	8,735,322	—	—	8,735,322
Repurchase Agreement	—	9,801,000	—	9,801,000
TOTAL SECURITIES	$156,939,011	$24,840,341	$—	$181,779,352
1	Emerging Markets Fixed Income Core Fund, Federated Inflation-Protected Securities Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund, and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
3
Federated Managed Volatility Fund II
Portfolio of Investments
March 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—28.6%
		Consumer Discretionary—3.0%
24,060		American Eagle Outfitters, Inc.	$449,922
24,220		Corus Entertainment, Inc., Class B	623,709
63,175		Gannett Co., Inc.	1,381,637
17,745	[1]	L Brands, Inc.	792,492
33,800		Meredith Corp.	1,293,188
130,840		Regal Entertainment Group	2,181,103
12,543		Six Flags Entertainment Corp.	909,117
44,475		Staples, Inc.	597,299
7,325		Target Corp.	501,396
		TOTAL	8,729,863
		Consumer Staples—3.7%
83,355		Altria Group, Inc.	2,866,579
17,190		ConAgra Foods, Inc.	615,574
12,050		Kimberly-Clark Corp.	1,180,659
48,195		Lorillard, Inc.	1,944,668
23,700		Philip Morris International, Inc.	2,197,227
45,000		Reynolds American, Inc.	2,002,050
		TOTAL	10,806,757
		Energy—4.1%
34,829		ARC Resources Ltd.	920,225
6,830		BP PLC, ADR	289,251
31,135		Baytex Energy Corp.	1,304,737
33,080		Bonavista Energy Corp.	486,504
34,195		ConocoPhillips	2,055,119
34,750		Crescent Point Energy Corp.	1,311,869
32,070		ENI S.p.A, ADR	1,439,622
22,240		Royal Dutch Shell PLC	1,449,158
22,020		Total SA, ADR	1,056,520
30,774		Vermilion Energy, Inc.	1,593,456
		TOTAL	11,906,461
		Financials—2.4%
15,700		Bank of Hawaii Corp.	797,717
22,210		Cincinnati Financial Corp.	1,048,090
51,220		Hospitality Properties Trust	1,405,477
54,570		Hudson City Bancorp, Inc.	471,485
37,720		Mercury General Corp.	1,430,719
48,155		Old Republic International Corp.	612,050
29,875		Validus Holdings Ltd.	1,116,429
		TOTAL	6,881,967
		Health Care—6.4%
24,060		Abbott Laboratories	849,799
30,304		AbbVie, Inc.	1,235,797
28,490		AstraZeneca Group PLC, ADR	1,423,930
48,661		Bristol-Myers Squibb Co.	2,004,347
38,405		GlaxoSmithKline PLC, ADR	1,801,579
1

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
24,285	Johnson & Johnson	$1,979,956
40,565	Lilly (Eli) & Co.	2,303,686
64,844	Merck & Co., Inc.	2,868,050
106,379	Pfizer, Inc.	3,070,098
11,895	Sanofi ADR	607,597
40,600	Warner Chilcott PLC	550,130
	TOTAL	18,694,969
	Industrials—2.0%
30,975	Deluxe Corp.	1,282,365
54,545	Donnelley (R.R.) & Sons Co.	657,267
146,245	General Electric Co.	3,381,184
25,600	Pitney Bowes, Inc.	380,416
3,325	United Parcel Service, Inc.	285,618
	TOTAL	5,986,850
	Information Technology—0.9%
23,780	CA, Inc.	598,543
9,475	Harris Corp.	439,072
25,730	Intel Corp.	562,200
20,945	Microsoft Corp.	599,236
9,645	Seagate Technology	352,621
	TOTAL	2,551,672
	Materials—0.7%
14,020	Barrick Gold Corp.	412,188
26,282	Lyondellbasell Industries, Class A	1,663,388
	TOTAL	2,075,576
	Telecommunication Services—3.2%
67,924	AT&T, Inc.	2,492,132
40,590	BCE, Inc.	1,895,147
42,565	CenturyLink, Inc.	1,495,308
42,780	Verizon Communications	2,102,637
44,750	Vodafone Group PLC, ADR	1,271,348
	TOTAL	9,256,572
	Utilities—2.2%
16,690	Ameren Corp.	584,484
11,255	American Electric Power Co., Inc.	547,330
18,790	DTE Energy Co.	1,284,108
33,295	Huaneng Power International, Inc., ADR	1,406,381
10,944	Integrys Energy Group, Inc.	636,503
18,895	National Grid PLC, ADR	1,096,099
4,685	Pinnacle West Capital Corp.	271,215
31,325	SSE PLC, ADR	711,391
	TOTAL	6,537,511
	TOTAL COMMON STOCKS (IDENTIFIED COST $72,218,092)	83,428,198
	PREFERRED STOCKS—10.9%
	Consumer Discretionary—0.5%
31,970	Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	1,391,015
	Energy—0.7%
47,200	Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	2,102,288
2

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Financials—3.7%
102,400		Hartford Financial, Conv. Bond, Series F, Pfd., 7.250%, 4/1/2013, Annual Dividend $1.81	$2,432,000
29,000		Metlife, Inc., Conv. Pfd., 5.00%, 3/26/2014, Annual Dividend $3.13	1,432,600
18,300		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	900,818
102,600		Synovus Financial Corp, Conv. Pfd., 8.25%, 5/15/2013, Annual Dividend $2.06	2,498,310
1,850		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	2,384,187
19,500		Wintrust Financial Corp., Conv Pfd., 7.50%, 12/15/2013, Annual Dividend $3.75	1,056,803
		TOTAL	10,704,718
		Industrials—3.0%
251,100	[2,3]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	3,160,094
51,900		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	2,428,754
54,200		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $2.32	3,243,870
		TOTAL	8,832,718
		Materials—0.8%
51,205		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	1,458,318
38,005		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $0.37	796,205
		TOTAL	2,254,523
		Utilities—2.2%
32,765		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,649,062
42,550		NextEra Energy, Inc., Conv. Pfd., 7.00%, 9/1/2013, Annual Dividend, $3.50	2,461,517
43,980		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	2,410,104
		TOTAL	6,520,683
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $30,418,196)	31,805,945
		Adjustable Rate Mortgage—0.0%
$31,954		Federal National Mortgage Association, 5.830%, 9/1/2037 (IDENTIFIED COST $32,184)	34,446
		Asset-Backed Securities—0.3%
700,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.616%, 11/25/2045	707,627
225,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 1/15/2019	223,168
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $927,879)	930,795
		Collateralized Mortgage Obligations—2.8%
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	396,464
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	642,325
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	62,065
1,000,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A A4, 4.537%, 7/10/2044	1,140,571
1,240,592		Federal National Mortgage Association REMIC 2006-117 GF, 0.554%, 12/25/2036	1,240,185
772,065		Federal National Mortgage Association REMIC 2012-1 F, 0.654%, 2/25/2042	775,059
525,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	573,710
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	707,846
1,000,000	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A A4, 4.717%, 2/15/2046	1,153,225
460,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.096%, 12/12/2049	545,133
1,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	1,081,014
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,082,541)	8,317,597
		Corporate Bonds—12.1%
		Aerospace/Defense—0.1%
200,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	218,250
		Automotive—0.2%
500,000	[2,3]	NEMAK SA, Series 144A, 5.500%, 2/28/2023	507,500
3

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Banking—1.7%
$400,000		BBVA Bancomer SA Texas, Series REGS, 7.250%, 4/22/2020	$456,000
400,000		Banco Btg Pactual/Cayman, Series REGS, 5.750%, 9/28/2022	402,520
100,000	[2,3]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	110,000
200,000	[2,3]	Banco Davivienda SA, Series 144A, 2.950%, 1/29/2018	196,740
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%. 11/06/2069	123,500
400,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	388,000
440,000	[2,3]	Banco Do Brasil S.A., Series 144A, 6.250%, 12/29/2049	434,500
400,000	[2,3]	Banco Reservas Rep Domin, Series 144A, 7.000%, 2/1/2023	402,000
350,000		Bbva Banco Continental, Series REGS, 5.000%, 8/26/2022	369,250
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	276,623
250,000		RSHB Capital S.A., Series REGS, 7.750%, 5/29/2018	292,500
200,000		SBERBANK, Series REGS, 5.125%, 10/29/2022	199,750
400,000	[2,3]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	401,500
300,000	[2,3]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 9/13/2022	313,875
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	468,000
200,000	[2,3]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	215,480
		TOTAL	5,050,238
		Beverage & Tobacco—0.2%
450,000		Ajecorp BV, Series REGS, 6.500%, 5/14/2022	487,350
		Brewing—0.1%
250,000	[2,3]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/01/2022	239,375
		Broadcast Radio & TV—0.2%
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	317,931
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 1/15/2040	245,959
		TOTAL	563,890
		Building & Development—0.3%
400,000		Odebrecht Finance Ltd., Company Guarantee, Series REGS, 6.000%, 4/05/2023	450,000
200,000	[2,3]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 9/29/2049	214,000
200,000	[2,3]	Odebrecht SA, Series 144A, 5.125%, 6/26/2022	210,800
		TOTAL	874,800
		Building Materials—0.2%
250,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	277,500
300,000		Votorantim Cimentos, Company Guarantee, Series REGS, 7.250%, 4/05/2041	327,750
		TOTAL	605,250
		Cable & Wireless Television—0.1%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 1/27/2020	168,750
		Chemicals & Plastics—0.7%
200,000	[2,3]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 4/15/2021	210,700
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 4/15/2021	210,700
400,000	[2,3]	Gajah Tunggal, Series 144A, 7.750%, 2/6/2018	416,000
500,000	[2,3]	Mexichem SA de CV, Series 144A, 4.875%, 9/19/2022	531,250
300,000	[2,3]	PTT Global Chemical PCL, Series 144A, 4.250%, 9/19/2022	314,379
300,000	[2,3]	Sociedad Quimica Y Minera de Chile, Series 144A, 3.625%, 4/03/2023	298,314
		TOTAL	1,981,343
		Communications Equipment—0.3%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	960,635
		Conglomerates—0.2%
400,000		Hutch Whampoa Int. 12 Lt, Series REGS, 6.000%, 5/29/2049	428,000
4

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Conglomerates—continued
$200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	$231,000
		TOTAL	659,000
		Consumer Non-Cyclical - Food/Beverage—0.1%
270,000	[2,3]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 1/25/2022	293,541
		Consumer Non-Cyclical - Tobacco—0.1%
180,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 8/04/2041	214,294
		Energy - Independent—0.1%
150,000		Petroleos Mexicanos, 6.500%, 6/02/2041	177,375
		Finance—0.3%
200,000	[2,3]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 4.750%, 9/26/2022	201,000
200,000		Grupo Aval Ltd., Series REGS, 4.750%, 9/26/2022	201,000
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 5/18/2021	333,375
		TOTAL	735,375
		Financial Institution - Banking—0.3%
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	173,054
150,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 5/14/2038	200,840
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	539,669
		TOTAL	913,563
		Financial Institution - Brokerage—0.4%
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 1/15/2036	419,000
500,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	535,614
200,000		Legg Mason, Inc., 5.500%, 5/21/2019	217,410
		TOTAL	1,172,024
		Financial Institution - Finance Noncaptive—0.0%
100,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	101,250
		Financial Intermediaries—0.2%
150,000	[2,3]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	151,125
150,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	151,125
200,000		SASOL, 4.500%, 11/14/2022	198,500
		TOTAL	500,750
		Government Agency—0.2%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 7/12/2020	563,750
		Industrial Products & Equipment—0.1%
400,000		Cemex Finance LLC, Series REGS, 9.500%, 12/14/2016	435,000
		Marine—0.0%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	107,396
		Metals & Mining—0.8%
400,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	470,380
170,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/01/2022	172,761
200,000	[2,3]	Codelco, Inc., Series 144A, 3.000%, 7/17/2022	196,041
200,000		Codelco, Inc., Series REGS, 3.000%, 7/17/2022	196,041
250,000	[2,3]	Compania Minera Milpo S.A., Series 144A, 4.625%, 3/28/2023	249,125
200,000		Southern Copper Corp., 5.250%, 11/08/2042	190,678
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	342,720
100,000		Volcan CIA Minera, Series REGS, 5.375%, 2/02/2022	106,250
300,000	[2,3]	Volcan Compania Minera S.A., Series 144A, 5.375%, 2/02/2022	318,750
		TOTAL	2,242,746
		Mortgage Banks—0.1%
200,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.250%, 4/14/2015	218,000
5

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Mortgage Banks—continued
$150,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 4/14/2015	$163,500
		TOTAL	381,500
		Oil & Gas—2.8%
350,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.500%, 7/01/2017	402,937
300,000		EUROCHEM, Series REGS, 5.125%, 12/12/2017	304,500
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 8/10/2020	319,286
250,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	340,625
250,000	[2,3]	Gazprom, Series 144A, 4.950%, 7/19/2022	261,250
250,000	[2,3]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/01/2041	330,000
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/09/2021	584,375
250,000		Lukoil, Company Guarantee, Series REGS, 6.125%, 11/09/2020	285,000
1,300,000		PDVSA, Company Guarantee, Series REGS, 8.500%, 11/02/2017	1,267,500
300,000		PDVSA, Series REGS, 9.000%, 11/17/2021	285,750
200,000	[2,3]	PTT Public Co. Ltd., Series 144A, 4.500%, 10/25/2042	188,009
300,000	[2,3]	Pacific Rubiales, Series 144A, 5.125%, 3/28/2023	304,200
150,000		Pacific Rubiales, Series REGS, 7.250%, 12/12/2021	171,225
200,000	[2,3]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	228,300
500,000		Pemex, Company Guarantee, 6.625%, 6/15/2035	601,250
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	305,560
200,000		Petrobras, Sr. Unsecd. Note, 5.375%, 1/27/2021	216,923
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 5/03/2019	192,750
400,000	[2,3]	Reliance Industries Ltd., Series 144A, 5.875%, 12/31/2049	392,500
500,000	[2,3]	Rosneft Oil Co., Series 144A, 4.199%, 3/06/2022	496,875
300,000	[2,3]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	292,579
200,000		Transprtdra De Gas Intl, Series REGS, 5.700%, 3/20/2022	219,000
200,000	[2,3]	Zhaikmunai LLP, Series 144A, 7.125%, 11/13/2019	214,500
		TOTAL	8,204,894
		Steel—0.1%
200,000	[2,3]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	223,000
100,000		CSN Islands XI Corp., Series REGS, 6.875%, 9/21/2019	111,500
		TOTAL	334,500
		Telecommunications & Cellular—1.0%
200,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	196,771
450,000	[2,3]	Digicel Ltd., Series 144A, 6.000%, 4/15/2021	448,875
100,000	[2,3]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 9/01/2017	106,750
200,000	[2,3]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	222,000
200,000	[2,3]	Qtel International Finance Ltd., Series 144A, 3.250%, 2/21/2023	196,750
400,000	[2,3]	Qtel International Finance Ltd., Series 144A, 3.875%, 1/31/2028	395,916
100,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	109,500
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	109,500
200,000	[2,3]	Telfon Celuar Del Paragu, Series 144A, 6.750%, 12/13/2022	217,000
400,000	[2,3]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/01/2022	446,120
450,000	[2,3]	Vimpelcom, Series 144A, 5.950%, 2/13/2023	449,437
		TOTAL	2,898,619
		Utilities—1.1%
200,000	[2,3]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	202,500
200,000	[2,3]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	236,250
300,000		Cent Elet Brasil Elebra, Series REGS, 5.750%, 10/27/2021	321,375
500,000	[2,3]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	560,625
6

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Utilities—continued
$250,000	[2,3]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.750%, 2/14/2042	$275,000
150,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	183,000
400,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 1/15/2019	460,038
250,000	[2,3]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 2/10/2017	278,771
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 1/20/2020	565,800
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	202,875
		TOTAL	3,286,234
		Utility - Electric—0.1%
300,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	286,836
		TOTAL CORPORATE BONDS (IDENTIFIED COST $32,921,041)	35,166,028
		FOREIGN GOVERNMENTS/AGENCIES—4.5%
		Sovereign—4.5%
2,325,000		Argentina, Government of, Note, 1.000%, 12/15/2035	127,875
410,250		Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	221,535
200,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	169,000
300,000		Argentina, Government of, Sr. Unsecd. Note, Series 1, 8.750%, 6/02/2017	220,500
131,667		Brazil, Government of, Note, Series A, 8.000%, 1/15/2018	154,182
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	516,250
800,000		Indonesia, Government of, Series REGS, 6.625%, 2/17/2037	986,000
300,000	[2,3]	Kingdom of Morocco, Series 144A, 4.250%, 12/11/2022	306,150
250,000	[2,3]	Lithuania, Government of, Series 144A, 6.625%, 2/01/2022	306,250
400,000		Panama, Government of, 6.700%, 1/26/2036	533,000
636,000		Peru, Government of, 6.550%, 3/14/2037	861,780
600,000		Philippines, Government of, 6.375%, 1/15/2032	774,750
200,000	[2,3]	Republic of Serbia, Series 144A, 7.250%, 9/28/2021	221,500
1,467,650		Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	1,818,051
100,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	106,500
850,000		Turkey, Government of, 3.250%, 3/23/2023	801,125
350,000		Turkey, Government of, 7.000%, 9/26/2016	402,500
500,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	570,250
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	191,625
500,000		United Mexican States, Note, 5.125%, 1/15/2020	585,500
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 3/15/2022	1,062,500
425,000		Uruguay, Government of, 7.625%, 3/21/2036	611,788
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	139,400
570,000		Venezuela, Government of, 9.375%, 1/13/2034	548,625
480,000		Venezuela, Government of, Note, 7.650%, 4/21/2025	420,000
350,000		Venezuela, Government of, Series REGS, 7.750%, 10/13/2019	327,250
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,301,375)	12,983,886
		Mortgage-Backed Securities—4.5%
		Federal Home Loan Mortgage Corporation—0.7%
874,646		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	921,034
869,581		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	915,701
64,370		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	68,761
		TOTAL	1,905,496
		Federal National Mortgage Association—3.8%
890,304		Federal National Mortgage Association Pool AB7063, 3.000%, 30 Year, 11/1/2042	919,059
1,424,449		Federal National Mortgage Association Pool AK7606, 3.000%, 30 Year, 9/1/2042	1,470,455
7

Shares or Principal Amount			Value
		Mortgage-Backed Securities—continued
		Federal National Mortgage Association—continued
$419,923		Federal National Mortgage Association Pool AK7621, 3.000%, 30 Year, 10/1/2042	$433,486
358,192		Federal National Mortgage Association Pool AO6307, 3.000%, 30 Year, 7/1/2042	369,760
87,196		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 7/1/2042	92,107
728,819		Federal National Mortgage Association Pool AO9674, 3.500%, 30 Year, 7/1/2042	769,872
1,196,225		Federal National Mortgage Association Pool AP0456, 2.500%, 15 Year, 7/1/2027	1,242,181
704,187		Federal National Mortgage Association Pool AP5146, 3.000%, 30 Year, 8/1/2042	726,931
490,082		Federal National Mortgage Association Pool AQ2962, 2.500%, 15 Year, 12/1/2027	508,910
1,986,311		Federal National Mortgage Association Pool AQ3642, 3.000%, 30 Year, 11/1/2042	2,050,464
521,402		Federal National Mortgage Association Pool AQ5462, 3.000%, 30 Year, 11/1/2042	538,242
488,541		Federal National Mortgage Association Pool AQ6016, 3.000%, 30 Year, 11/1/2042	504,319
741,359		Federal National Mortgage Association Pool AQ7418, 3.000%, 30 Year, 12/1/2042	765,303
82,291		Federal National Mortgage Association Pool MA1044, 3.000%, 30 Year, 4/1/2042	84,948
463,975		Federal National Mortgage Association Pool MA1175, 3.000%, 30 Year, 9/1/2042	478,960
		TOTAL	10,954,997
		Government National Mortgage Association—0.0%
21,743		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	25,286
11,871		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	13,839
30,068		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	34,288
43,862		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	50,550
		TOTAL	123,963
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,998,492)	12,984,456
		U.S. Treasury—2.9%
612,978	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	701,716
200,000	[4,5]	United States Treasury Bill, 0.075%, 4/25/2013	200,000
3,500,000	[4,5]	United States Treasury Bill, 0.080%, 4/18/2013	3,499,990
770,000	[5]	United States Treasury Bill, 0.095%, 6/13/2013	769,992
3,200,000	[4,5]	United States Treasury Bill, 0.115%, 5/23/2013	3,199,975
		TOTAL U.S. TREASURY (IDENTIFIED COST $8,343,146)	8,371,673
		MUTUAL FUND—25.2%
10,705,702	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $71,928,221)	73,548,170
		Repurchase Agreement—8.4%
24,363,000		Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792. (AT COST)	24,363,000
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $273,534,167)[7]	291,934,194
		OTHER ASSETS AND LIABILITIES - NET— (0.2)%[8]	(508,015)
		TOTAL NET ASSETS—100%	$291,426,179
8

At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1S&P 500 Index Long Futures	428	$167,208,900	June 2013	$4,079,059
[1]United States Treasury Note 5-Year Long Futures	85	$10,544,648	June 2013	$57,582
[1]United States Treasury Bond 30-Year Short Futures	65	$9,390,469	June 2013	$(186,513)
[1]United States Treasury Bond Ultra Long Short Futures	63	$9,928,406	June 2013	$(134,361)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,815,767
The average notional value of long and short futures contracts held by the Fund throughout the period was $134,927,593 and $11,035,109, respectively. This is based on amounts held as of each month-end throughout the three-month period.
At March 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Purchased:
4/1/2013	113,341 Canadian Dollar	$111,424	$149
4/2/2013	431,854 Canadian Dollar	$424,890	$226
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$375
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $22,372,330, which represented 7.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $22,372,330, which represented 7.7% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated holding.
7	At March 31, 2013, the cost of investments for federal tax purposes was $273,495,236. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $18,438,958. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,410,082 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,971,124.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
9

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
10

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$58,644,919	$—	$—	$58,644,919
International	24,783,279	—	—	24,783,279
Preferred Stocks
Domestic	22,905,771	6,645,651	—	29,551,422
International	2,254,523	—	—	2,254,523
Debt Securities:
Adjustable Rate Mortgage	—	34,446	—	34,446
Asset-Backed Securities	—	930,795	—	930,795
Collateralized Mortgage Obligations	—	8,317,597	—	8,317,597
Corporate Bonds	—	35,166,028	—	35,166,028
Foreign Governments/Agencies	—	12,983,886	—	12,983,886
Mortgage-Backed Securities	—	12,984,456	—	12,984,456
U.S. Treasury	—	8,371,673	—	8,371,673
Mutual Fund	73,548,170	—	—	73,548,170
Repurchase Agreement	—	24,363,000	—	24,363,000
TOTAL SECURITIES	$182,136,662	$109,797,532	$—	$291,934,194
OTHER FINANCIAL INSTRUMENTS*	$3,815,767	$375	$—	$3,816,142
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
11
Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—97.1%
		Aerospace/Defense—0.8%
$350,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$248,500
525,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	544,031
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,267,875
200,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	209,500
		TOTAL	2,269,906
		Automotive—5.5%
1,025,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	1,030,135
200,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	217,500
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	540,625
300,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	309,000
875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	910,000
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	527,250
775,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	868,969
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	465,375
325,000		Delphi Corp., 5.00%, 2/15/2023	345,313
975,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	842,156
550,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	607,750
1,100,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,094,500
250,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	260,938
1,025,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,158,250
150,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	147,000
1,075,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	1,099,187
400,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	452,500
825,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	942,562
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	675,000
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	496,687
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	165,750
429,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	479,944
625,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	700,000
1,525,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,586,000
		TOTAL	15,922,391
		Building Materials—3.8%
450,000		Anixter International, Inc., 5.625%, 5/1/2019	480,375
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	219,000
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	329,250
75,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	78,281
700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	763,000
950,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	1,056,875
825,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	919,875
1,100,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,153,625
325,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	361,563
950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,059,250
400,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	450,000
275,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	303,875
1,000,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,093,750

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$425,000	[1,2]	RSI Home Products Inc., Series 144A, 6.875%, 3/1/2018	$433,500
950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	1,004,625
700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	712,250
625,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	709,375
		TOTAL	11,128,469
		Chemicals—2.7%
150,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	152,438
150,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	153,000
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	354,250
1,075,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,135,469
275,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	288,062
100,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	102,125
175,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	178,719
625,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	629,687
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	806,000
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	501,375
275,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	310,750
275,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 11/15/2020	278,094
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	442,000
550,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	552,750
225,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	169,875
950,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	1,016,500
564,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	616,170
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	282,994
		TOTAL	7,970,258
		Construction Machinery—0.6%
325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	379,438
150,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	167,250
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,288,000
		TOTAL	1,834,688
		Consumer Products—3.7%
1,025,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,069,844
250,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	265,625
750,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	791,250
850,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	965,812
825,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	894,094
550,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	602,250
225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	255,094
500,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	547,500
925,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	962,000
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	271,906
150,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	130,500
1,000,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	1,077,500
100,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	113,750
1,125,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,219,219
1,600,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,468,000
250,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	266,562
		TOTAL	10,900,906

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—8.6%
$675,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	$50,625
1,150,000	[1,2]	Antero Resources Corp., 6.00%, 12/1/2020	1,207,500
125,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	128,438
525,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	543,375
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	266,875
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	135,625
825,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	884,812
950,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,102,000
125,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	137,188
75,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	75,469
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	76,219
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,478,250
450,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	470,250
750,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	776,250
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	422,000
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	422,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	465,750
550,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	605,000
275,000		Concho Resources, Inc., 5.50%, 4/1/2023	286,687
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	497,250
225,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	247,500
1,000,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,160,000
350,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	368,375
675,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	766,125
725,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	706,875
975,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	979,875
375,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	405,937
400,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	444,000
425,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	445,719
575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	619,562
225,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	236,531
500,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	553,750
375,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	339,375
1,075,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,112,625
375,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	414,375
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	711,750
325,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	329,875
750,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	819,375
275,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	307,656
275,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	302,500
275,000	[1,2]	Range Resources Corp., Sr. Sub. Note, Series 144A, 5.00%, 3/15/2023	281,875
150,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	156,375
1,100,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	1,179,750
325,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	365,219
425,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	459,000
1,300,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,420,250
		TOTAL	25,165,812
		Entertainment—1.2%
700,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	787,500

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Entertainment—continued
$125,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	$124,688
725,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	803,844
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	364,813
100,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	101,000
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
375,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	417,656
750,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	752,812
		TOTAL	3,352,313
		Environmental—0.3%
675,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	730,688
		Financial Institutions—4.8%
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	305,938
1,375,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,715,312
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	666,750
1,500,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,683,763
275,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	298,884
400,000		CIT Group, Inc., 5.00%, 5/15/2017	431,000
850,000		CIT Group, Inc., 5.25%, 3/15/2018	922,250
150,000		CIT Group, Inc., 5.375%, 5/15/2020	165,375
625,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	656,250
150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	171,750
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	577,500
375,000		International Lease Finance Corp., 4.625%, 4/15/2021	374,766
625,000		International Lease Finance Corp., 5.875%, 8/15/2022	675,295
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	162,764
350,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	385,000
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	306,875
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	684,750
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,653,750
575,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	610,937
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	236,813
1,300,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,365,000
		TOTAL	14,050,722
		Food & Beverage—5.0%
725,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	744,938
266,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	285,285
725,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	806,563
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,075,312
1,725,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,798,312
1,750,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	1,754,375
1,700,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,899,750
1,100,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,138,500
625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	674,609
400,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	440,000
875,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	955,938
225,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	261,844
2,625,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	2,798,906
		TOTAL	14,634,332

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Gaming—3.1%
$850,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	$911,625
782,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	794,219
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	495,563
400,000		Caesars Entertainment, Inc., Series WI, 8.50%, 2/15/2020	396,250
500,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	480,000
775,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	828,281
475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	529,625
525,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	584,062
525,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	614,250
225,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	239,063
725,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	795,687
705,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	712,988
450,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	488,250
575,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	593,687
525,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	564,375
		TOTAL	9,027,925
		Health Care—9.6%
925,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	955,641
1,075,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	1,144,875
950,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	990,375
475,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	482,125
1,275,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,306,875
225,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	235,688
75,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	84,000
575,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	633,938
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	678,438
1,400,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,543,500
875,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	966,875
1,200,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,339,500
100,000		HCA, Inc., 6.25%, 2/15/2021	106,875
425,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	459,000
825,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	860,062
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	743,125
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	537,047
2,350,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,708,375
475,000		Hologic, Inc., 6.25%, 8/1/2020	507,656
1,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,375,010
500,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	539,375
975,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,123,687
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,590,656
750,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	834,375
225,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	217,688
450,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	442,125
775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	881,562
425,000	[1,2]	Universal Hospital Service Holdco, Inc., Series 144A, 7.625%, 8/15/2020	459,000
525,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	567,656
1,450,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	1,542,437
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,471,250

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$650,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	$744,250
		TOTAL	28,073,041
		Industrial - Other—3.6%
175,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	189,000
650,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	669,500
525,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	567,656
700,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	770,000
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	691,875
550,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	588,500
225,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	248,625
725,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	761,250
500,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	495,000
125,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	128,750
250,000		Mastec, Inc., 4.875%, 3/15/2023	248,125
550,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	578,875
175,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	181,781
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	333,000
425,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	444,125
300,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	342,750
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	671,938
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	908,531
925,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,022,125
382,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	425,930
250,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	258,750
		TOTAL	10,526,086
		Lodging—0.4%
250,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	278,750
619,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	633,701
300,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	305,250
		TOTAL	1,217,701
		Media - Cable—1.8%
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	364,875
300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	292,500
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	242,438
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	612,562
100,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	108,125
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	112,250
600,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	604,500
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	622,437
100,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	104,250
1,375,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,448,906
200,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	210,500
525,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	534,188
		TOTAL	5,257,531
		Media - Non-Cable—6.4%
475,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	540,312
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	375,000
1,400,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,314,250
300,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	309,000

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$725,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	$768,500
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	155,813
275,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	288,063
1,075,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,127,406
1,375,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,557,187
850,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	877,625
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	952,875
633,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	688,387
675,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	688,500
675,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	688,500
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	505,688
200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	212,500
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	658,500
525,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	586,687
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	300,781
325,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	326,625
225,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	244,688
250,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	278,750
725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	727,719
1,150,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,282,250
275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	282,563
1,050,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,092,000
775,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	850,562
975,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	1,081,031
		TOTAL	18,761,762
		Metals & Mining—0.0%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
100,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	101,625
		TOTAL	101,700
		Packaging & Containers—4.6%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,223,750
400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	412,000
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	443,000
500,000		Ball Corp., 5.00%, 3/15/2022	522,500
500,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	560,625
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	393,750
700,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	756,875
200,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	219,500
225,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	219,375
375,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	438,750
775,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	812,781
1,450,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	1,498,937
775,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	818,594
625,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	664,063
1,400,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,538,250
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	215,750
175,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	167,125
1,000,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	1,021,250

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Packaging & Containers—continued
$1,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	$1,437,500
		TOTAL	13,364,375
		Paper—0.5%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	109,250
350,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 4.50%, 2/1/2023	344,750
125,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	133,125
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	221,500
600,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	630,000
		TOTAL	1,438,625
		Restaurants—1.3%
1,275,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,459,875
1,125,000		NPC International/OPER Co. A&B, Inc., Series WI, 10.50%, 1/15/2020	1,316,250
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.780%, 3/15/2014	848,938
		TOTAL	3,625,063
		Retailers—4.8%
700,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	728,000
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	962,625
250,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	257,500
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	246,375
700,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	662,375
775,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	817,625
1,575,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,653,750
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	665,625
1,100,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,207,250
1,075,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,113,969
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,273,625
550,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	606,375
100,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	104,875
725,000		Sally Holdings, LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	806,562
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,820,017
300,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	314,250
650,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	673,563
		TOTAL	13,914,361
		Services—0.6%
1,050,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	1,136,625
650,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	690,625
		TOTAL	1,827,250
		Technology—13.5%
175,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	159,688
725,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	670,625
450,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	290,250
550,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	555,500
277,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	298,814
1,575,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,765,969
1,225,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,335,250
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,054,500
1,625,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,820,000
1,025,000		Emdeon, Inc., 11.00%, 12/31/2019	1,186,437
1,450,000		Epicor Software Corp., 8.625%, 5/1/2019	1,576,875

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$375,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	$391,875
325,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	339,625
2,700,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,868,750
325,000	[1,2]	Flextronics International Ltd., Series 144A, 4.625%, 2/15/2020	329,875
300,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	300,750
525,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	598,500
1,025,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,130,062
825,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	810,562
925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	1,011,719
925,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	959,687
1,000,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,142,500
200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	200,750
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	502,313
1,100,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,152,250
1,000,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	1,138,750
1,550,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	1,829,000
1,200,000		Lender Processing Services, 5.75%, 4/15/2023	1,257,000
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	924,000
650,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	568,750
500,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	500,000
400,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	403,000
225,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	234,563
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	204,500
1,100,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	1,119,250
425,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	433,500
200,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	220,250
250,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	272,500
1,100,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	1,185,250
1,075,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	1,139,500
950,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	985,625
1,500,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,653,750
300,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	346,500
625,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	670,312
1,100,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	1,201,750
725,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	761,250
		TOTAL	39,502,126
		Textile—0.1%
175,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	173,688
		Transportation—0.4%
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	465,906
500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	554,375
150,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	159,000
		TOTAL	1,179,281
		Utility - Electric—1.5%
540,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	595,350
325,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	343,687
575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	664,125
450,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	512,437
151,290	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	133,435

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	$907,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	142,813
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	502,875
525,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	569,625
		TOTAL	4,371,347
		Utility - Natural Gas—3.3%
1,025,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	1,013,469
375,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	404,062
500,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	543,750
700,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	777,277
200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	230,574
1,550,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,794,125
400,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	427,000
350,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	365,750
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	384,125
300,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	294,000
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	369,133
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	215,000
244,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	259,860
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	328,500
225,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	233,719
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	761,250
949,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	1,051,017
200,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	212,000
		TOTAL	9,664,611
		Wireless Communications—3.7%
750,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	748,125
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	453,688
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	112,250
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	211,000
1,525,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,624,125
1,175,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,232,281
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	439,000
375,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	383,906
1,350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,387,125
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,149,875
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,145,844
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	350,250
550,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	567,875
		TOTAL	10,805,344
		Wireline Communications—0.9%
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	341,656
200,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	219,250
600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	671,250
600,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	663,000
175,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	183,313
625,000	[1,2]	Windstream Corp., Series 144A, 6.375%, 8/1/2023	623,438
		TOTAL	2,701,907
		TOTAL CORPORATE BONDS (IDENTIFIED COST $268,531,268)	283,494,209

Principal Amount or Shares			Value
		COMMON STOCKS—0.1%
		Automotive—0.1%
9,693	[3]	General Motors Co.	$269,659
2,433	[3]	Motors Liquidation Co.	65,691
		TOTAL	335,350
		Media - Non-Cable—0.0%
1,575,000	[3]	Idearc, Inc., Company Guarantee (Litigation Trust Interests)	1,969
		Metals & Mining—0.0%
231	[1,3,5]	Royal Oak Ventures, Inc.	0
		Other—0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,540,868)	337,319
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
600	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $188,868)	593,400
		TOTAL INVESTMENTS—97.4% (IDENTIFIED COST $270,261,004)[7]	284,424,928
		OTHER ASSETS AND LIABILITIES - NET—2.6%[8]	7,655,406
		TOTAL NET ASSETS—100%	$292,080,334

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $108,674,390, which represented 37.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $108,002,205, which represented 37.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144Athat have been deemed liquid by the Trustees, if applicable, held at March 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/18/2010 – 2/28/2012	$466,750	$290,250
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 3/25/2008	$320,896	$248,500
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$590,616	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$151,290	$133,435
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	At March 31, 2013, the cost of investments for federal tax purposes was $270,461,631. The net unrealized appreciation of investments for federal tax purposes was $13,963,297. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,118,622 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,155,325.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$283,494,134	$75	$283,494,209
Equity Securities:
Common Stock
Domestic	335,350	—	1,969	337,319
International	—	—	0	0
Preferred Stock
Domestic	—	593,400	—	593,400
TOTAL SECURITIES	$335,350	$284,087,534	$2,044	$284,424,928
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind
13
Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.9%
		Consumer Discretionary—11.5%
48,000		D.R. Horton, Inc.	$1,166,400
2,675	[1]	Del Frisco's Restaurant Group LLC	44,405
88,300		L'Occitane International SA	269,032
19,100		Las Vegas Sands Corp.	1,076,285
6,795		Lennar Corp., Class A	281,857
18,000	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	420,120
513,383		NagaCorp Limited	434,156
12,598		National CineMedia, Inc.	198,796
6,400	[1]	Penn National Gaming, Inc.	348,352
204,700		Prada Holding SpA	2,080,627
605	[1]	Priceline.com, Inc.	416,198
1,089,636		Samsonite International SA	2,724,019
9,794	[1]	Shutterfly, Inc.	432,601
17,600		Starbucks Corp.	1,002,496
3,100		Whirlpool Corp.	367,226
33,804	[1]	Yoox SpA	634,203
		TOTAL	11,896,773
		Consumer Staples—0.8%
20,281		Almacenes Exito S.A.	366,816
12,200		ConAgra Foods, Inc.	436,882
		TOTAL	803,698
		Energy—2.6%
12,700	[1]	Cobalt International Energy	358,140
1,400		Core Laboratories NV	193,088
18,000		Halliburton Co.	727,380
27,100		HollyFrontier Corp.	1,394,295
		TOTAL	2,672,903
		Financials—17.3%
98,400	[1]	American International Group, Inc.	3,819,888
5,300		BlackRock, Inc.	1,361,464
378,428		CETIP SA-Mercados Organizado	4,494,506
363,633		Direct Line Insurance Group PLC	1,126,912
51,064		EverBank Financial Corp.	786,386
73,250		Fibra Uno Administracion SA	241,923
97,500		Housing Development Finance Corp. Ltd.	1,478,290
34,800		JP Morgan Chase & Co.	1,651,608
3,900		Jones Lang LaSalle, Inc.	387,699
6,292		LPS Brasil Cons De Imoveis	111,751
20,400		Multiplan Empreendimentos Imobiliarios SA	585,525
91,200	[1]	TF Administradora Industrial	203,791
42,800		Wells Fargo & Co.	1,583,172
		TOTAL	17,832,915
		Health Care—25.0%
81,158	[1]	Alkermes, Inc.	1,924,256
10,500		Allergan, Inc.	1,172,115
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
15,800	[1,2]	Amarin Corporation PLC, ADR	$117,078
35,538	[1]	Ariad Pharmaceuticals, Inc.	642,883
8,675	[1]	Biogen Idec, Inc.	1,673,494
34,736	[1]	Conceptus, Inc.	838,874
165,900	[1]	Corcept Therapeutics, Inc.	331,800
36,300	[1]	Cubist Pharmaceuticals, Inc.	1,699,566
134,500	[1]	Dexcom, Inc.	2,248,840
317,209	[1]	Dyax Corp.	1,383,031
71,400	[1]	ExamWorks Group, Inc.	1,236,648
45,600	[1]	Express Scripts Holding Co.	2,628,840
9,651	[1]	Fluidigm Corp.	178,640
728	[1]	Galapagos Genomics NV	17,810
35,600	[1]	Gilead Sciences, Inc.	1,741,908
3,444	[1]	Heartware International, Inc.	304,553
18,000	[1]	Insulet Corp.	465,480
72	[1]	Intuitive Surgical, Inc.	35,366
93,500	[1]	Nektar Therapeutics	1,028,500
12,400	[1]	NuVasive, Inc.	264,244
148,000	[1]	Progenics Pharmaceuticals, Inc.	797,720
120,580	[1]	Protalix Biotherapeutics, Inc.	661,984
5,900	[1]	Puma Biotechnology, Inc.	197,001
47,500	[1]	Repligen Corp.	328,225
35,650	[1]	Salix Pharmaceuticals Ltd.	1,824,567
18,500	[1]	Seattle Genetics, Inc.	656,935
31,045	[1]	Threshold Pharmaceuticals, Inc., Class THL	143,118
94,065	[1]	Vical, Inc.	374,379
23,900	[1,2]	Vivus, Inc.	262,900
2,998	[1]	Zoetis, Inc.	100,133
285,000	[1]	Zogenix, Inc.	513,000
		TOTAL	25,793,888
		Industrials—17.2%
5,400		Boeing Co.	463,590
21,300		Chicago Bridge & Iron Co., N.V.	1,322,730
15,400		DSV, De Sammensluttede Vognmad AS	372,848
17,600		Danaher Corp.	1,093,840
31,900		Expeditors International Washington, Inc.	1,139,149
5,500		Flowserve Corp.	922,405
19,175	[1]	Fortune Brands Home & Security, Inc.	717,720
5,694	[1]	IHS, Inc., Class A	596,276
10,000		Kansas City Southern Industries, Inc.	1,109,000
63,467	[1]	MRC Global, Inc.	2,089,968
8,500		MSC Industrial Direct Co.	729,130
3,700		Precision Castparts Corp.	701,594
9,000	[1]	Quanta Services, Inc.	257,220
50,500	[1]	RPX Corp.	712,555
900		Roper Industries, Inc.	114,579
8,166		Ryder System, Inc.	487,919
22,000	[1]	Spirit Airlines, Inc.	557,920
4,400	[1]	Teledyne Technologies, Inc.	345,136
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
27,000		Trinity Industries, Inc.	$1,223,910
26,600	[1]	Verisk Analytics, Inc.	1,639,358
10,800		Wabtec Corp.	1,102,788
		TOTAL	17,699,635
		Information Technology—13.1%
57,700		Amadeus IT Holding SA	1,561,991
7,100		Avago Technologies Ltd.	255,032
8,200	[1]	Check Point Software Technologies Ltd.	385,318
6,350	[1]	Citrix Systems, Inc.	458,216
8,500	[1]	CoStar Group, Inc.	930,410
19,500	[1]	eBay, Inc.	1,057,290
7,000	[1,2]	IPG Photonics Corp.	464,870
44,400	[1]	Microsemi Corp.	1,028,748
37,846	[1]	Moneygram International, Inc.	685,013
24,300	[1]	NCR Corp.	669,708
30,900	[1]	NIC, Inc.	592,044
39,760	[1]	NXP Semiconductors NV	1,203,137
17,800		Qualcomm, Inc.	1,191,710
12,700	[1]	RADWARE Ltd.	479,171
1,970	[1]	Salesforce.com, Inc.	352,295
4,100	[1]	ServiceNow, Inc.	148,420
13,588	[1]	Tyler Technologies, Inc.	832,401
43,750	[1]	Vantiv, Inc.	1,038,625
1,900	[1]	Workday, Inc.	117,097
		TOTAL	13,451,496
		Materials—6.6%
6,800		Celanese Corp.	299,540
86,000	[1]	Cemex Latam Holdings SA	646,893
12,385		Eagle Materials, Inc.	825,213
22,900		LyondellBasell Industries NV	1,449,341
14,944		Reliance Steel & Aluminum Co.	1,063,564
6,150		Sherwin-Williams Co.	1,038,673
14,400		Sociedad Quimica Y Minera de Chile, ADR	798,480
7,350		Westlake Chemical Corp.	687,225
		TOTAL	6,808,929
		Telecommunication Services—1.0%
3,200	[1]	Crown Castle International Corp.	222,848
33,800	[1]	TW Telecom, Inc.	851,422
		TOTAL	1,074,270
		Utilities—0.8%
9,100		ITC Holdings Corp.	812,266
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,685,200)	98,846,773
		WARRANTS—0.2%
		Health Care—0.2%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	1,696
17,387	[1]	Corcept Therapeutics, Inc., Warrants	9,763
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	1,053
71,998	[1]	Dynavax Technologies Corp., Warrants	86,549
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	96,396
3

Shares or Principal Amount			Value
		WARRANTS—continued
		Health Care—continued
128,250	[1,3]	Zogenix, Inc., Warrants	$43,887
		TOTAL WARRANTS (IDENTIFIED COST $16,792)	239,344
		Corporate Bond—0.3%
		Health Care—0.3%
$255,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016 (IDENTIFIED COST $255,000)	302,931
		U.S. Treasury—0.1%
		U.S. Treasury Bills—0.1%
21,000	[4,5]	United States Treasury Bill, 0.095%, 6/13/2013	21,000
22,000	[4,5]	United States Treasury Bill, 0.100%, 4/11/2013	22,000
		TOTAL U.S. TREASURY (IDENTIFIED COST $42,996)	43,000
		Repurchase Agreements—4.3%
3,709,000		Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792.	3,709,000
763,000		Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792 (purchased with proceeds from securities lending collateral).	763,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	4,472,000
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $70,471,988)[6]	103,904,048
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[7]	(801,448)
		TOTAL NET ASSETS—100%	$103,102,600
At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	12	$937,620	June 2013	$(11,124)
The average notional value of short futures contracts held by the Fund throughout the period was $459,900. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At March 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/2/2013	101,922 Mexican Peso	$8,228	$24
4/3/2013	96,881 Mexican Peso	$7,855	$(12)
Contracts Sold:
4/1/2013	345,949 Brazilian Real	$171,986	$788
4/2/2013	32,770 Brazilian Real	$16,208	$(9)
4/2/2013	99,662 Danish Krone	$17,201	$67
4/2/2013	40,859 Pound Sterling	$61,726	$(357)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$501
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $318. This is based on amounts held as of each month-end throughout the three-month fiscal period.
4

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$750,847	$763,000
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “ Trustees”).
4	Discount rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	At March 31, 2013, the cost of investments for federal tax purposes was $70,471,988. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $33,432,060. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,707,445 and net unrealized depreciation from investments for those securities having an excess of cost over value of $275,385.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
5

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$72,947,929	$—	$—	$72,947,929
International	13,943,324[1]	11,955,520[2]	—	25,898,844
Debt Securities:
Corporate Bond	—	302,931	—	302,931
Warrants	—	195,457	43,887	239,344
U.S. Treasury	—	43,000	—	43,000
Repurchase Agreements	—	4,472,000	—	4,472,000
TOTAL SECURITIES	$86,891,253	$16,968,908	$43,887	$103,904,048
OTHER FINANCIAL INSTRUMENTS[3]	$(11,124)	$501	$—	$(10,623)
1	Includes $5,890,204 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $776,980 of common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
6
Federated Prime Money Fund II
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.4%
		Finance - Automotive—0.2%
$271,185		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	$271,185
		Finance - Equipment—0.2%
137,679	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	137,679
180,380		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	180,380
		TOTAL	318,059
		TOTAL ASSET-BACKED SECURITIES	589,244
		Bank Note—4.9%
		Finance - Banking—4.9%
8,000,000		Bank of America N.A., 0.300%, 5/29/2013 - 5/31/2013	8,000,000
		Certificates of Deposit—38.8%
		Finance - Banking—38.8%
3,000,000		BNP Paribas SA, 0.260%, 5/3/2013	3,000,000
5,000,000	[3]	Bank of Nova Scotia, Toronto, 0.352%, 4/9/2013	5,000,000
7,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.270%, 4/24/2013 - 6/19/2013	7,500,000
3,700,000		Barclays Bank PLC, 0.250%, 4/12/2013	3,700,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.314%, 4/24/2013	2,000,000
2,000,000		Citibank NA, New York, 0.270%, 5/14/2013	2,000,000
6,000,000		Credit Suisse, Zurich, 0.240% - 0.270%, 4/19/2013 - 7/18/2013	6,000,000
7,000,000		Deutsche Bank AG, 0.230% - 0.250%, 5/17/2013 - 6/7/2013	7,000,068
1,000,000		Fifth Third Bank, Cincinnati, 0.310%, 6/6/2013	1,000,000
2,000,000		Natixis, 0.300%, 5/13/2013	2,000,000
2,000,000		Rabobank Nederland NV, Utrecht, 0.350%, 4/15/2013	2,000,000
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.330%, 4/2/2013	2,000,000
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.350%, 4/2/2013	2,000,000
3,000,000		Societe Generale, Paris, 0.270% - 0.340%, 4/24/2013 - 6/13/2013	3,000,000
2,500,000		Sumitomo Mitsui Banking Corp., 0.250%, 6/14/2013	2,500,000
8,000,000		Svenska Handelsbanken, Stockholm, 0.220% - 0.235%, 6/20/2013 - 7/15/2013	8,000,103
4,000,000		UBS AG, 0.220%, 6/13/2013	4,000,000
		TOTAL CERTIFICATES OF DEPOSIT	62,700,171
		Collateralized Loan Agreements—8.4%
		Finance - Banking—8.4%
3,000,000		Citigroup Global Markets, Inc., 0.669%, 4/1/2013	3,000,000
2,000,000		Credit Suisse Securities (USA) LLC, 0.750%, 4/22/2013	2,000,000
3,000,000		Goldman Sachs & Co., 0.456%, 4/3/2013	3,000,000
2,000,000		RBS Securities, Inc., 0.860%, 4/1/2013	2,000,000
3,500,000		Wells Fargo Securities, LLC, 0.355%, 4/23/2013	3,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	13,500,000
		Commercial Paper—19.9%[4]
		Electric Power—1.8%
2,000,000	[1,2]	Electricite de France SA, 0.300%, 4/8/2013	1,999,883
800,000		Virginia Electric & Power Co., 0.320%, 5/9/2013	799,730
		TOTAL	2,799,613
		Finance - Banking—6.8%
8,000,000		ING (U.S.) Funding LLC, 0.235%, 4/17/2013	7,999,164
1,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.300%, 5/2/2013	999,742
1

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$2,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.252%, 4/8/2013	$2,000,000
		TOTAL	10,998,906
		Finance - Commercial—0.9%
1,500,000	[1,2]	Versailles Commercial Paper LLC, 0.280%, 7/2/2013	1,498,927
		Finance - Retail—5.6%
5,000,000	[1,2]	Chariot Funding LLC, 0.300%, 7/10/2013	4,995,834
1,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.280%, 4/29/2013	999,782
3,000,000	[1,2]	Sheffield Receivables Corp., 0.220%, 4/16/2013	2,999,725
		TOTAL	8,995,341
		Oil & Oil Finance—0.5%
800,000	[1,2,3]	Devon Energy Corp., 0.354%, 4/25/2013	800,000
		Sovereign—3.4%
1,500,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.240%, 5/28/2013	1,499,430
4,000,000	[1,2]	Kells Funding, LLC, 0.341% - 0.401%, 4/16/2013 - 5/2/2013	3,999,081
		TOTAL	5,498,511
		Telecommunications—0.4%
670,000	[1,2]	Comcast Corp., 0.300%, 4/26/2013	669,860
		Utility Gas—0.5%
800,000	[1,2]	Northeast Utilities, 0.300%, 4/1/2013	800,000
		TOTAL COMMERCIAL PAPER	32,061,158
		Corporate Bonds—3.0%
		Finance - Commercial—3.0%
1,000,000	[3]	General Electric Capital Corp., 1.155%, 4/8/2013	1,006,681
2,738,000		General Electric Capital Corp., 4.800%, 5/1/2013	2,747,123
1,000,000		General Electric Capital Corp., 5.400%, 9/20/2013	1,023,791
		TOTAL CORPORATE BONDS	4,777,595
		Notes - Variable—6.1%[3]
		Finance - Banking—5.3%
2,490,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.170%, 4/4/2013	2,490,000
3,375,000		Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.200%, 4/4/2013	3,375,000
225,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003-B), (Fulton Bank, N.A. LOC), 1.800%, 4/4/2013	225,000
775,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.170%, 4/3/2013	775,000
775,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.170%, 4/3/2013	775,000
940,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.170%, 4/1/2013	940,000
		TOTAL	8,580,000
		Finance - Commercial—0.5%
500,000		General Electric Capital Corp., 0.410%, 6/20/2013	499,492
345,000		General Electric Capital Corp., 1.284%, 6/24/2013	346,542
		TOTAL	846,034
		Metals—0.3%
500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 4/3/2013	500,000
		TOTAL NOTES - VARIABLE	9,926,034
2

Principal Amount		Value
	Repurchase Agreement—18.5%
$29,812,000	Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792. (AT COST)	$29,812,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	161,366,202
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(6,117)
	TOTAL NET ASSETS—100%	$161,360,085
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $20,400,201, which represented 12.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $20,400,201, which represented 12.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
3
Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount			Value
		Corporate Bonds—88.3%
		Basic Industry - Chemicals—1.8%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	$352,165
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	678,467
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	429,691
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	930,169
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,514,029
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,058,722
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	464,526
		TOTAL	5,427,769
		Basic Industry - Metals & Mining—5.5%
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	967,189
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	768,868
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	107,261
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	628,865
340,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	345,522
660,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	691,544
490,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	493,108
300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	317,145
80,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	79,941
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	952,400
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	236,830
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	914,940
675,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	661,639
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,093,950
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	689,203
2,820,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	2,839,864
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	302,719
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	489,626
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	534,822
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,571,474
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,566,045
		TOTAL	16,252,955
		Basic Industry - Paper—0.8%
440,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	434,280
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	502,181
250,000		Westvaco Corp., 7.65%, 3/15/2027	289,188
1,100,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,258,377
		TOTAL	2,484,026
		Capital Goods - Aerospace & Defense—0.4%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	570,000
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	379,711
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	338,508
		TOTAL	1,288,219
		Capital Goods - Building Materials—0.7%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	725,178
1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,210,175
		TOTAL	1,935,353
1

Principal Amount			Value
		Corporate Bonds—continued
		Capital Goods - Construction Machinery—0.4%
$1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$1,097,135
		Capital Goods - Diversified Manufacturing—1.4%
450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	457,948
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	394,121
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,161,471
1,190,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,322,631
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	832,650
		TOTAL	4,168,821
		Capital Goods - Packaging—0.6%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	485,980
140,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	141,964
300,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	326,276
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	744,494
		TOTAL	1,698,714
		Communications - Media & Cable—0.5%
270,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	275,064
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,215,253
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	103,303
		TOTAL	1,593,620
		Communications - Media Noncable—2.2%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,446,674
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,300,750
1,498,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,499,943
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	580,001
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	609,816
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	890,651
		TOTAL	6,327,835
		Communications - Telecom Wireless—2.7%
280,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	275,479
500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	550,733
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,928,037
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	814,425
1,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,219,652
		TOTAL	7,788,326
		Communications - Telecom Wirelines—0.9%
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,061,977
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,259,916
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	269,972
		TOTAL	2,591,865
		Consumer Cyclical - Automotive—5.5%
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,365,441
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	706,549
300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	303,231
575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	600,105
1,300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	1,218,457
1,650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,642,931
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	872,943
950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	984,853
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	451,376
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	475,715
2

Principal Amount			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$990,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	$1,082,962
480,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	547,450
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	1,981,181
500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	508,119
1,600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,605,359
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	776,702
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,037,654
		TOTAL	16,161,028
		Consumer Cyclical - Entertainment—1.7%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,175,215
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,244,570
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	584,644
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	1,096,461
		TOTAL	5,100,890
		Consumer Cyclical - Lodging—0.6%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	496,125
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,311,807
		TOTAL	1,807,932
		Consumer Cyclical - Retailers—0.4%
345,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	355,474
260,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	332,258
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	411,310
		TOTAL	1,099,042
		Consumer Cyclical - Services—0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	317,021
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	389,968
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	446,047
		TOTAL	1,153,036
		Consumer Non-Cyclical - Food/Beverage—2.5%
900,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,096,393
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	1,001,250
1,410,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,409,368
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	717,545
1,610,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1,748,151
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	833,850
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	519,234
		TOTAL	7,325,791
		Consumer Non-Cyclical - Health Care—0.5%
270,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	277,906
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	405,729
650,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	648,434
		TOTAL	1,332,069
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	311,802
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	766,885
		Consumer Non-Cyclical - Tobacco—0.1%
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	428,587
		Energy - Independent—1.1%
320,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	332,795
3

Principal Amount			Value
		Corporate Bonds—continued
		Energy - Independent—continued
$1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	$1,182,500
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	21,500
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	922,000
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	198,049
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	365,965
280,636	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	290,459
		TOTAL	3,313,268
		Energy - Integrated—1.4%
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	645,570
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	804,472
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,493,455
965,000		Phillips 66, Sr. Unsecd. Note, Series WI, 4.30%, 4/1/2022	1,062,053
		TOTAL	4,005,550
		Energy - Oil Field Services—1.1%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	299,275
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,417,120
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	500,065
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,142,466
		TOTAL	3,358,926
		Energy - Refining—0.2%
295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	368,676
240,000		Valero Energy Corp., 9.375%, 3/15/2019	327,982
		TOTAL	696,658
		Financial Institution - Banking—19.8%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,291,339
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,060,132
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	6,327,324
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	955,631
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	996,822
3,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	3,026,250
2,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,933,030
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	705,462
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	167,188
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,019,115
480,000		City National Corp., Note, 5.25%, 9/15/2020	541,367
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,154,638
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,283,353
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	652,584
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,124,297
1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,137,196
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	961,943
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	3,464,041
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,841,242
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,098,656
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,519,300
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,153,488
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,140,977
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	662,659
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	577,030
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,123,366
4

Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	$2,406,416
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,310,205
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	457,454
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.9301%, 3/29/2049	1,275,000
910,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	936,993
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,428,892
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,573,501
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,376,525
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,392,674
		TOTAL	58,076,090
		Financial Institution - Brokerage—2.2%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	565,095
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	179,094
515,000		Eaton Vance Corp., 6.50%, 10/2/2017	619,363
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	405,596
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	916,966
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	428,491
1,835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	2,151,244
240,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	259,304
690,000		Nuveen Investments, 5.50%, 9/15/2015	681,375
240,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	309,616
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	96,029
		TOTAL	6,612,173
		Financial Institution - Finance Noncaptive—5.9%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,567,229
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	619,809
1,487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	1,533,503
1,050,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	1,109,561
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,692,504
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	1,683,404
3,900,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	3,872,240
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	405,000
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,541,596
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.68%, 12/21/2065	973,500
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,140,900
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,055,227
		TOTAL	17,194,473
		Financial Institution - Insurance - Life—5.9%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,031,149
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	764,964
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,423,452
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	241,088
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,241,096
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	678,909
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	315,590
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,972,392
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,637,477
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,641,011
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	460,686
1,270,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,275,458
5

Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—continued
$310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	$315,934
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,181,164
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	898,686
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	302,529
		TOTAL	17,381,585
		Financial Institution - Insurance - P&C—1.5%
330,000		CNA Financial Corp., 6.50%, 8/15/2016	380,133
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	781,323
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	802,173
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,308,017
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,136,625
		TOTAL	4,408,271
		Financial Institution - REITs—4.6%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	486,148
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,446,727
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,015,567
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,881,349
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,137,245
500,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	501,030
810,000		Liberty Property LP, 6.625%, 10/1/2017	962,585
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	557,089
450,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	553,401
1,260,000		ProLogis, Inc., Sr. Unsecd. Note, 7.625%, 8/15/2014	1,362,524
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,859,055
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	523,775
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	858,966
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	330,362
		TOTAL	13,475,823
		Municipal Services—1.0%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	937,423
1,835,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,926,787
		TOTAL	2,864,210
		Sovereign—0.6%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	595,187
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	349,220
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	722,895
		TOTAL	1,667,302
		Technology—3.2%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	420,854
700,000		BMC Software, Inc., 7.25%, 6/1/2018	799,133
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	440,671
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,647,966
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	908,307
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,084,890
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	704,445
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	201,666
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	303,203
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	202,259
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	715,795
500,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	515,642
6

Principal Amount			Value
		Corporate Bonds—continued
		Technology—continued
$325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	$348,373
		TOTAL	9,293,204
		Transportation - Airlines—0.9%
191,552		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	211,665
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,541,792
		TOTAL	2,753,457
		Transportation - Railroads—0.2%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	560,068
117,954		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	139,293
		TOTAL	699,361
		Transportation - Services—1.5%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,041,780
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	594,059
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,201,446
625,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	669,480
		TOTAL	4,506,765
		Utility - Electric—5.1%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	881,819
1,387,497		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,503,908
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,059,682
600,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	616,925
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,387,252
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	553,056
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	263,095
1,131,715	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,230,044
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,282,036
190,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	200,759
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,199,276
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	458,765
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	266,989
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	846,705
96,991		Waterford 3 Funding Corp., 8.09%, 1/2/2017	99,914
		TOTAL	14,850,225
		Utility - Natural Gas Distributor—0.7%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	326,062
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,626,605
		TOTAL	1,952,667
		Utility - Natural Gas Pipelines—1.4%
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,876,071
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	541,121
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,267,478
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	410,923
		TOTAL	4,095,593
		TOTAL CORPORATE BONDS (IDENTIFIED COST $237,322,113)	259,347,301
		FOREIGN Governments/Agencies—0.6%
		Sovereign—0.6%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	251,663
900,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,051,200
7

Principal Amount			Value
		FOREIGN Governments/Agencies—continued
		Sovereign—continued
$500,000		Sweden, Government of, 10.25%, 11/1/2015	$500,310
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,644)	1,803,173
		Mortgage-Backed Securities—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
2,525		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	2,975
		Federal National Mortgage Association—0.0%
319		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	354
		Government National Mortgage Association—0.1%
5,262		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	6,087
7,657		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	8,687
9,505		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	11,026
14,713		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	16,691
20,072		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	22,771
1,798		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	1,999
14,496		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	16,857
4,673		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	5,320
9,497		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	11,071
30,068		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	34,289
26,190		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	30,183
54,037		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	62,310
1,917		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,240
6,208		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,357
		TOTAL	236,888
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $209,152)	240,217
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $410,000)	416,019
		Collateralized Mortgage Obligation—0.6%
		Commercial Mortgage—0.6%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.538%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,639,407
		U.S. Treasury—7.5%
		U.S. Treasury Notes—7.5%
1,000,000		United States Treasury Note, 0.625%, 9/30/2017	998,428
1,300,000		United States Treasury Note, 0.750%, 10/31/2017	1,304,215
18,750,000	[3]	United States Treasury Note, 0.875%, 11/30/2016	19,013,488
600,000		United States Treasury Note, 1.500%, 8/31/2018	620,285
		TOTAL U.S. TREASURY (IDENTIFIED COST $21,857,513)	21,936,416
		Repurchase Agreement—2.2%
6,627,000		Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792. (AT COST)	6,627,000
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $269,536,742)4	292,009,533
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	1,772,535
		TOTAL NET ASSETS—100%	$293,782,068
8

At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
6U.S. Treasury Bond 30-Year Short Futures	315	$45,507,656	June 2013	$(903,873)
6U.S. Treasury Bond Ultra Long Short Futures	85	$13,395,469	June 2013	$(254,879)
6U.S. Treasury Note 2-Year Short Futures	100	$22,045,313	June 2013	$(15,850)
6U.S. Treasury Note 5-Year Long Futures	355	$44,039,414	June 2013	$240,491
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(934,111)
The average notional value of long and short futures contracts held by the Fund throughout the period was $29,309,199 and $72,981,906, respectively. This is based on the amounts held as of each month-end throughout the three month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $57,101,417, which represented 19.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $55,623,673, which represented 18.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,175,215
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 - 9/29/1999	$248,796	$302,529
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	At March 31, 2013, the cost of investments for federal tax purposes was $269,536,742. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $22,472,791. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,053,011 and net unrealized depreciation from investments for those securities having an excess of cost over value of $580,220.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service
9

evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$259,347,301	$—	$259,347,301
Foreign Governments/Agencies	—	1,803,173	—	1,803,173
Mortgage-Backed Securities	—	240,217	—	240,217
Municipal Bond	—	416,019	—	416,019
Collateralized Mortgage Obligation	—	1,639,407	—	1,639,407
U.S. Treasury	—	21,936,416	—	21,936,416
Repurchase Agreement	—	6,627,000	—	6,627,000
TOTAL SECURITIES	$—	$292,009,533	$—	$292,009,533
OTHER FINANCIAL INSTRUMENTS*	$(934,111)	$—	$—	$(934,111)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
10
Federated Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount			Value
		U.S. Treasury—12.3%
		U.S. Treasury Bonds—1.9%
$2,000,000		3.750%, 8/15/2041	$2,266,562
1,250,000		4.375%, 5/15/2040	1,569,922
370,000		7.500%, 11/15/2024	580,705
		TOTAL	4,417,189
		U.S. Treasury Notes—10.4%
5,000,000		0.250%, 1/31/2015	5,001,149
2,000,000		1.500%, 8/31/2018	2,067,617
3,000,000	[1]	2.625%, 6/30/2014	3,090,527
9,500,000		3.125%, 5/15/2021	10,697,334
3,651,095		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	3,879,360
		TOTAL	24,735,987
		TOTAL U.S. TREASURY (IDENTIFIED COST $27,540,218)	29,153,176
		GOVERNMENT AGENCIES—3.0%
		Federal Farm Credit System—0.6%
1,000,000		5.750%, 12/7/2028	1,345,403
		Federal Home Loan Bank System—0.7%
1,100,000		7.125%, 2/15/2030	1,658,181
		Federal Home Loan Mortgage Corporation—0.7%
1,500,000		5.625%, 11/23/2035	1,672,290
72,000		6.750%, 9/15/2029	107,380
		TOTAL	1,779,670
		Tennessee Valley Authority Bonds—1.0%
2,000,000		4.650%, 6/15/2035	2,346,846
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,625,379)	7,130,100
		Mortgage-Backed Securities—54.5%
		Government Agency—1.4%
3,375,000	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	3,369,690
		Federal Home Loan Mortgage Corporation—16.9%
4,945,545		3.500%, 6/1/2032 - 7/1/2042	5,246,733
11,201,523		4.500%, 6/1/2019 - 4/1/2041	11,998,305
6,993,876		5.000%, 7/1/2019 - 6/1/2040	7,551,166
9,295,717		5.500%, 12/1/2020 - 3/1/2040	10,125,809
2,832,513		6.000%, 1/1/2014 - 7/1/2037	3,107,301
409,748		6.500%, 12/1/2021 - 5/1/2031	461,404
1,035,040		7.000%, 12/1/2029 - 4/1/2032	1,225,871
99,124		7.500%, 9/1/2030 - 1/1/2031	115,995
11,736		8.500%, 5/1/2030	14,006
5,595		9.000%, 2/1/2025 - 5/1/2025	6,584
		TOTAL	39,853,174
		Federal National Mortgage Association—23.9%
3,000,000	[4]	3.000%, 2/25/2043	3,094,548
10,347,646	[4]	3.500%, 1/1/2021 - 4/1/2043	10,939,463
15,288,564		4.000%, 12/1/2041 - 9/1/2042	16,613,099
11,130,670		4.500%, 12/1/2019 - 2/1/2042	12,145,536
1

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Federal National Mortgage Association—continued
$3,241,236		5.000%, 7/1/2034 - 7/1/2040	$3,520,675
2,881,771		5.500%, 11/1/2021 - 4/1/2036	3,160,986
5,503,766		6.000%, 5/1/2014 - 3/1/2038	6,030,564
384,601		6.500%, 6/1/2029 - 11/1/2035	439,100
495,461		7.000%, 3/1/2015 - 4/1/2032	571,942
19,738		7.500%, 8/1/2028 - 2/1/2030	23,079
27,793		8.000%, 7/1/2030	33,168
		TOTAL	56,572,160
		Government National Mortgage Association—12.3%
9,572,851		3.500%, 6/15/2042	10,307,269
9,026,913		4.500%, 6/20/2039 - 8/20/2040	9,912,148
1,362,822		5.000%, 7/15/2034	1,491,184
1,101,965		5.500%, 5/20/2035	1,229,337
4,562,138		6.000%, 4/15/2032 - 7/20/2038	5,139,710
867,558		6.500%, 12/15/2023 - 5/15/2032	1,000,097
33,208		7.500%, 10/15/2026 - 3/20/2030	39,268
3,140		8.000%, 4/15/2030	3,729
8,540		9.500%, 11/15/2016	9,035
		TOTAL	29,131,777
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $122,169,899)	128,926,801
		Collateralized Mortgage Obligations—4.7%
		Non-Agency Mortgage-Backed Securities—4.7%
1,400,298		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,425,238
1,500,992		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,442,196
556,415		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	489,379
1,939,228	[2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,972,399
545,134		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	543,709
173,966		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	174,656
510,434		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	515,827
1,140,542		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,156,904
1,309,796		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,337,174
1,985,742		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,907,172
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,993,729)	10,964,654
		Commercial Mortgage-Backed Securities—24.0%
		Agency Commercial Mortgage-Backed Securities—14.6%
3,481,398		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	3,765,692
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,269,233
3,450,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	3,627,410
3,002,949		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	3,121,449
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,374,323
4,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	4,035,300
2,500,000	[2,3]	FREMF Mortgage Trust 2013-K25, Class B, 3.617%, 11/25/2045	2,527,241
2,750,000	[2,3]	FREMF Mortgage Trust 2013-K502, Class B, 2.842%, 3/25/2045	2,805,209
3,874,595		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	3,941,160
		TOTAL	34,467,017
		Non-Agency Commercial Mortgage-Backed Securities—9.4%
2,568,038	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,692,673
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,510,805
2,650,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,837,572
2

Principal Amount			Value
		Commercial Mortgage-Backed Securities—continued
		Non-Agency Commercial Mortgage-Backed Securities—continued
$2,357,659	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	$2,574,980
2,353,206	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,485,090
2,578,645	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,686,226
2,100,000	[2,3]	JP Morgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	2,239,389
1,625,735		Morgan Stanley Capital I 2012-C4, Class A1, 1.085%, 3/15/2045	1,634,793
1,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,595,529
		TOTAL	22,257,057
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,678,688)	56,724,074
		Repurchase Agreements—8.4%
10,457,000	[5,6]	Interest in $210,698,000 joint repurchase agreement 0.14%, dated 3/12/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $210,722,581 on 4/11/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $215,447,310.	10,457,000
9,422,000	[6]	Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792.	9,422,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	19,879,000
		TOTAL INVESTMENTS-106.9% (IDENTIFIED COST $240,886,913)[7]	252,777,805
		OTHER ASSETS AND LIABILITIES - NET—(6.9)%[8]	(16,211,641)
		TOTAL NET ASSETS—100%	$236,566,164
At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9]United States Treasury Note 10-Year Short Futures	50	$6,599,219	June 2013	$(84,878)
The average notional value of short futures contracts held by the Fund throughout the period was $6,594,922. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $27,785,998, which represented 11.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $27,785,998, which represented 11.7% of total net assets.
4	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	All or a portion of these securities are segregated pending settlement of dollar-roll transactions
7	At March 31, 2013, the cost of investments for federal tax purposes was $240,886,913. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $11,890,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,141,581 and net unrealized depreciation from investments for those securities having an excess of cost over value of $250,689.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$29,153,176	$—	$29,153,176
Government Agencies	—	7,130,100	—	7,130,100
Mortgage-Backed Securities	—	128,926,801	—	128,926,801
Collateralized Mortgage Obligations	—	10,964,654	—	10,964,654
Commercial Mortgage-Backed Securities	—	56,724,074	—	56,724,074
Repurchase Agreements	—	19,879,000	—	19,879,000
TOTAL SECURITIES	$—	$252,777,805	$—	$252,777,805
OTHER FINANCIAL INSTRUMENTS*	$(84,878)	—	—	$(84,878)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
REMIC	—Real Estate Mortgage Investment Conduit

5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013